Fair Value Disclosures (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Assets
Commercial mortgage loans on real estate	$ 24,959	$ 27,195
Policy loans	219	208
Total assets	332,600	341,151
Financial Liabilities
Funds withheld under reinsurance	159	92
Total liabilities	280,213	276,953
Fair Value
Financial Assets
Commercial mortgage loans on real estate	27,981	30,443
Policy loans	219	208
Total assets	28,200	30,651
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	4,261	3,636
Funds withheld under reinsurance	159	92
Total liabilities	4,420	3,728
Level 1
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	219	208
Total assets	219	208
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds withheld under reinsurance	159	92
Total liabilities	159	92
Level 2
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	0	0
Total assets	0	0
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds withheld under reinsurance	0	0
Total liabilities	0	0
Level 3
Financial Assets
Commercial mortgage loans on real estate	27,981	30,443
Policy loans	0	0
Total assets	27,981	30,443
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	4,261	3,636
Funds withheld under reinsurance	0	0
Total liabilities	4,261	3,636
Carrying Value
Financial Assets
Commercial mortgage loans on real estate	24,959	27,195
Policy loans	219	208
Total assets	25,178	27,403
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	4,007	3,291
Funds withheld under reinsurance	159	92
Total liabilities	$ 4,166	$ 3,383